Leases - Schedule of Future Minimum Lease Payments under Non-cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Mar. 31, 2024	Mar. 31, 2023
Lessee, Lease, Description [Line Items]
2024	¥ 0	¥ 2,744
2025	1,933	768
2026	788	0
Total undiscounted lease payments	¥ 2,721	¥ 3,512